FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Schedule of carrying amount of financial assets and liabilities

	Group	Group
	2023	2022
	$’000	$’000
Carrying amount of financial assets
Measured at amortised cost
- Mining equipment prepayments	—	5,978
- Trade and other receivables	1,131	—
- Cash and cash equivalents	7,443	20,091
Measured at fair value through profit or loss	400	414
Total carrying amount of financial assets	8,974	26,483

Carrying amount of financial liabilities
Measured at amortised cost
- Trade and other payables	7,501	10,020
- Short term loans	280	11,605
- Long term loans	25,599	25,915
- Issued debt - bonds	38,170	37,810
- Lease liabilities	—	545
Total carrying amount of financial liabilities	71,550	85,895

Schedule of assets that are measured at fair value

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	—	—	400	400
- Digital assets	—	385	—	385
Total at 31 December 2023	—	385	400	785

	Level 1	Level 2	Level 3	Total
Assets	$’000	$’000	$’000	$’000
Financial assets at fair value through profit or loss
- Equity holdings	14	—	400	414
- Digital assets	—	443	—	443
Total at 31 December 2022	329	443	400	857